Concentration Risk - Schedule of diversification of the Account's portfolio by region and property type (Details)	12 Months Ended
Dec. 31, 2019
Concentration Risk [Line Items]
Diversification by fair value	100.00%
Office
Concentration Risk [Line Items]
Diversification by fair value	37.20%
Apartment
Concentration Risk [Line Items]
Diversification by fair value	26.20%
Retail
Concentration Risk [Line Items]
Diversification by fair value	19.30%
Industrial
Concentration Risk [Line Items]
Diversification by fair value	15.80%
Other
Concentration Risk [Line Items]
Diversification by fair value	1.50%
West
Concentration Risk [Line Items]
Diversification by fair value	39.60%
West | Office
Concentration Risk [Line Items]
Diversification by fair value	13.10%
West | Apartment
Concentration Risk [Line Items]
Diversification by fair value	10.10%
West | Retail
Concentration Risk [Line Items]
Diversification by fair value	6.90%
West | Industrial
Concentration Risk [Line Items]
Diversification by fair value	9.00%
West | Other
Concentration Risk [Line Items]
Diversification by fair value	0.50%
East
Concentration Risk [Line Items]
Diversification by fair value	32.40%
East | Office
Concentration Risk [Line Items]
Diversification by fair value	18.80%
East | Apartment
Concentration Risk [Line Items]
Diversification by fair value	7.70%
East | Retail
Concentration Risk [Line Items]
Diversification by fair value	3.90%
East | Industrial
Concentration Risk [Line Items]
Diversification by fair value	1.60%
East | Other
Concentration Risk [Line Items]
Diversification by fair value	0.40%
South
Concentration Risk [Line Items]
Diversification by fair value	25.70%
South | Office
Concentration Risk [Line Items]
Diversification by fair value	5.30%
South | Apartment
Concentration Risk [Line Items]
Diversification by fair value	7.40%
South | Retail
Concentration Risk [Line Items]
Diversification by fair value	7.70%
South | Industrial
Concentration Risk [Line Items]
Diversification by fair value	4.70%
South | Other
Concentration Risk [Line Items]
Diversification by fair value	0.60%
Midwest
Concentration Risk [Line Items]
Diversification by fair value	2.30%
Midwest | Office
Concentration Risk [Line Items]
Diversification by fair value	0.00%
Midwest | Apartment
Concentration Risk [Line Items]
Diversification by fair value	1.00%
Midwest | Retail
Concentration Risk [Line Items]
Diversification by fair value	0.80%
Midwest | Industrial
Concentration Risk [Line Items]
Diversification by fair value	0.50%
Midwest | Other
Concentration Risk [Line Items]
Diversification by fair value	0.00%